Subsequent Events	3 Months Ended
Mar. 31, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 18.	Subsequent Events
Accounts Receivable Facility
On May 16, 2014, certain wholly owned subsidiaries of Sprint entered into a two-year committed facility (Receivables Facility) to sell certain accounts receivable on a revolving basis, subject to a maximum funding limit of $1.3 billion. In connection with the Receivables Facility, Sprint formed wholly-owned subsidiaries which are bankruptcy remote special purpose entities (SPEs). Pursuant to the Receivables Facility, certain Sprint subsidiaries (Originators) will transfer selected receivables to the SPEs. The SPEs will then sell the receivables to a bank agent on behalf of unaffiliated multi-seller asset-backed commercial paper conduits (Conduits) or their sponsoring banks. Sales of eligible receivables to the Conduits occur daily and are settled on a monthly basis. Sprint pays a fee for the drawn and undrawn portions of the Receivables Facility, respectively. The receivables primarily consist of wireless service charges currently due from subscribers and are short-term in nature. A subsidiary of Sprint will service the receivables in exchange for a monthly servicing fee, and Sprint will guarantee the performance of obligations of the servicer and the Originators under the Receivables Facility.
The Receivables Facility will be treated as a sale for accounting and legal purposes and as debt for federal and state tax purposes. The expected accounting impacts include the de-recognition of receivables sold by the SPEs to the Conduits, recognition of cash received in exchange for the sale and recognition at fair value of a receivable due to Sprint from the Conduits for the difference between the receivables sold and the cash received, less estimated fees and other items.
Each SPE’s sole business consists of the purchase or acceptance through capital contributions of the accounts receivable from the Originators and the subsequent retransfer of or granting of a security interest in such accounts receivable to the bank agent under the Receivables Facility. In addition, each SPE is a separate legal entity with its own separate creditors who will be entitled, upon its liquidation, to be satisfied out of the SPE’s assets prior to any assets or value in the SPE becoming available to the Originators or Sprint, and  the assets of the SPE are not available to pay creditors of Sprint or any of its affiliate (other than any other SPE).